Loans and Allowance for Credit Losses (Credit Quality Indicators of Loans and Year of Origination by Class) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	¥ 120,356,472	¥ 113,471,623
Commercial | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	32,957,651	27,445,726
Financing receivable, year 2	10,100,587	10,850,943
Financing receivable, year 3	8,626,319	7,634,337
Financing receivable, year 4	5,653,421	6,509,048
Financing receivable, year 5	4,385,807	3,924,194
Financing receivable, >5 years	9,366,641	8,827,987
Revolving loans amortized cost basis	25,743,172	23,380,258
Revolving loans converted to term loans amortized cost basis	15,050	9,236
Total	96,848,648	88,581,729
Commercial | Domestic
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	55,626,058	54,044,718
Commercial | Domestic | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	20,132,474	19,038,698
Financing receivable, year 2	6,099,692	7,937,529
Financing receivable, year 3	6,675,895	5,003,439
Financing receivable, year 4	4,002,329	4,499,174
Financing receivable, year 5	3,214,528	2,817,819
Financing receivable, >5 years	7,406,590	6,639,931
Revolving loans amortized cost basis	8,006,891	8,038,871
Revolving loans converted to term loans amortized cost basis	0	0
Total	55,538,399	53,975,461
Commercial | Domestic | Normal | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	19,867,845	18,756,933
Financing receivable, year 2	5,957,659	7,646,272
Financing receivable, year 3	6,472,135	4,669,784
Financing receivable, year 4	3,823,755	4,335,640
Financing receivable, year 5	3,126,146	2,698,956
Financing receivable, >5 years	6,722,981	6,205,070
Revolving loans amortized cost basis	7,722,379	7,686,772
Revolving loans converted to term loans amortized cost basis	0	0
Total	53,692,900	51,999,427
Commercial | Domestic | Close Watch | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	222,202	257,276
Financing receivable, year 2	124,499	266,311
Financing receivable, year 3	172,270	167,387
Financing receivable, year 4	114,534	150,834
Financing receivable, year 5	74,635	104,047
Financing receivable, >5 years	567,514	307,367
Revolving loans amortized cost basis	262,686	306,193
Revolving loans converted to term loans amortized cost basis	0	0
Total	1,538,340	1,559,415
Commercial | Domestic | Likely to become Bankrupt or Legally/Virtually Bankrupt | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	42,427	24,489
Financing receivable, year 2	17,534	24,946
Financing receivable, year 3	31,490	166,268
Financing receivable, year 4	64,040	12,700
Financing receivable, year 5	13,747	14,816
Financing receivable, >5 years	116,095	127,494
Revolving loans amortized cost basis	21,826	45,906
Revolving loans converted to term loans amortized cost basis	0	0
Total	307,159	416,619
Commercial | Foreign
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	42,189,672	34,980,279
Commercial | Foreign | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	12,825,177	8,407,028
Financing receivable, year 2	4,000,895	2,913,414
Financing receivable, year 3	1,950,424	2,630,898
Financing receivable, year 4	1,651,092	2,009,874
Financing receivable, year 5	1,171,279	1,106,375
Financing receivable, >5 years	1,960,051	2,188,056
Revolving loans amortized cost basis	17,736,281	15,341,387
Revolving loans converted to term loans amortized cost basis	15,050	9,236
Total	41,310,249	34,606,268
Commercial | Foreign | Normal | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	12,508,547	8,250,729
Financing receivable, year 2	3,931,278	2,814,362
Financing receivable, year 3	1,857,934	2,501,594
Financing receivable, year 4	1,577,120	1,881,532
Financing receivable, year 5	1,083,934	1,031,105
Financing receivable, >5 years	1,824,977	2,031,243
Revolving loans amortized cost basis	17,540,822	15,089,995
Revolving loans converted to term loans amortized cost basis	15,050	1,912
Total	40,339,662	33,602,472
Commercial | Foreign | Close Watch | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	262,388	149,502
Financing receivable, year 2	34,656	90,355
Financing receivable, year 3	60,637	73,253
Financing receivable, year 4	50,210	110,170
Financing receivable, year 5	71,966	36,274
Financing receivable, >5 years	79,450	93,622
Revolving loans amortized cost basis	174,436	223,203
Revolving loans converted to term loans amortized cost basis	0	7,324
Total	733,743	783,703
Commercial | Foreign | Likely to become Bankrupt or Legally/Virtually Bankrupt | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	54,242	6,797
Financing receivable, year 2	34,961	8,697
Financing receivable, year 3	31,853	56,051
Financing receivable, year 4	23,762	18,172
Financing receivable, year 5	15,379	38,996
Financing receivable, >5 years	55,624	63,191
Revolving loans amortized cost basis	21,023	28,189
Revolving loans converted to term loans amortized cost basis	0	0
Total	236,844	220,093
Residential
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	12,874,855	13,301,505
Residential | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	688,000	782,446
Financing receivable, year 2	747,161	641,706
Financing receivable, year 3	607,237	976,736
Financing receivable, year 4	919,359	866,282
Financing receivable, year 5	811,469	900,959
Financing receivable, >5 years	9,077,669	9,104,691
Revolving loans amortized cost basis	23,960	28,685
Revolving loans converted to term loans amortized cost basis	0	0
Total	12,874,855	13,301,505
Residential | Accrual | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	687,800	782,314
Financing receivable, year 2	747,121	641,499
Financing receivable, year 3	607,047	976,162
Financing receivable, year 4	918,781	865,761
Financing receivable, year 5	810,933	900,120
Financing receivable, >5 years	9,034,589	9,054,326
Revolving loans amortized cost basis	22,093	26,460
Revolving loans converted to term loans amortized cost basis	0	0
Total	12,828,364	13,246,642
Residential | Nonaccrual | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	200	132
Financing receivable, year 2	40	207
Financing receivable, year 3	190	574
Financing receivable, year 4	578	521
Financing receivable, year 5	536	839
Financing receivable, >5 years	43,080	50,365
Revolving loans amortized cost basis	1,867	2,225
Revolving loans converted to term loans amortized cost basis	0	0
Total	46,491	54,863
Card
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	472,842	464,266
Card | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	12	19
Financing receivable, year 2	147	106
Financing receivable, year 3	240	182
Financing receivable, year 4	239	175
Financing receivable, year 5	181	276
Financing receivable, >5 years	587	437
Revolving loans amortized cost basis	403,687	400,552
Revolving loans converted to term loans amortized cost basis	67,749	62,519
Total	472,842	464,266
Card | Accrual | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	1	1
Financing receivable, year 2	7	8
Financing receivable, year 3	10	8
Financing receivable, year 4	8	9
Financing receivable, year 5	9	13
Financing receivable, >5 years	37	41
Revolving loans amortized cost basis	391,237	387,648
Revolving loans converted to term loans amortized cost basis	14,374	13,960
Total	405,683	401,688
Card | Nonaccrual | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	11	18
Financing receivable, year 2	140	98
Financing receivable, year 3	230	174
Financing receivable, year 4	231	166
Financing receivable, year 5	172	263
Financing receivable, >5 years	550	396
Revolving loans amortized cost basis	12,450	12,904
Revolving loans converted to term loans amortized cost basis	53,375	48,559
Total	67,159	62,578
MUAH
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	176,691	2,812,969
MUAH | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1		364,236
Financing receivable, year 2		306,134
Financing receivable, year 3		147,821
Financing receivable, year 4		62,455
Financing receivable, year 5		50,264
Financing receivable, >5 years		122,149
Revolving loans amortized cost basis		1,689,069
Revolving loans converted to term loans amortized cost basis		0
Total		2,742,128
MUAH | Pass | Credit Quality Based on Internal Credit Ratings | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1		357,334
Financing receivable, year 2		298,658
Financing receivable, year 3		126,083
Financing receivable, year 4		48,653
Financing receivable, year 5		43,938
Financing receivable, >5 years		117,778
Revolving loans amortized cost basis		1,642,946
Revolving loans converted to term loans amortized cost basis		0
Total		2,635,390
MUAH | Special Mention | Credit Quality Based on Internal Credit Ratings | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1		3,106
Financing receivable, year 2		0
Financing receivable, year 3		20,013
Financing receivable, year 4		2,415
Financing receivable, year 5		5,981
Financing receivable, >5 years		805
Revolving loans amortized cost basis		33,471
Revolving loans converted to term loans amortized cost basis		0
Total		65,791
MUAH | Classified | Credit Quality Based on Internal Credit Ratings | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1		3,796
Financing receivable, year 2		7,476
Financing receivable, year 3		1,725
Financing receivable, year 4		11,387
Financing receivable, year 5		345
Financing receivable, >5 years		3,566
Revolving loans amortized cost basis		12,652
Revolving loans converted to term loans amortized cost basis		0
Total		40,947
Krungsri
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	7,782,635	6,822,765
Krungsri | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	1,824,628	1,350,265
Financing receivable, year 2	1,046,959	964,094
Financing receivable, year 3	654,933	901,955
Financing receivable, year 4	692,616	680,090
Financing receivable, year 5	515,731	329,847
Financing receivable, >5 years	605,053	481,981
Revolving loans amortized cost basis	2,427,923	2,099,727
Revolving loans converted to term loans amortized cost basis	14,792	14,806
Total	7,782,635	6,822,765
Krungsri | Performing | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	1,689,034	1,297,054
Financing receivable, year 2	956,470	891,374
Financing receivable, year 3	570,865	788,828
Financing receivable, year 4	553,616	573,840
Financing receivable, year 5	406,258	270,783
Financing receivable, >5 years	459,322	363,905
Revolving loans amortized cost basis	2,292,418	1,961,481
Revolving loans converted to term loans amortized cost basis	0	0
Total	6,927,983	6,147,265
Krungsri | Under-Performing | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	108,770	42,326
Financing receivable, year 2	66,555	58,084
Financing receivable, year 3	67,504	90,519
Financing receivable, year 4	111,435	80,841
Financing receivable, year 5	85,928	45,982
Financing receivable, >5 years	98,103	78,690
Revolving loans amortized cost basis	104,652	113,283
Revolving loans converted to term loans amortized cost basis	0	0
Total	642,947	509,725
Krungsri | Non-Performing | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	26,824	10,885
Financing receivable, year 2	23,934	14,636
Financing receivable, year 3	16,564	22,608
Financing receivable, year 4	27,565	25,409
Financing receivable, year 5	23,545	13,082
Financing receivable, >5 years	47,628	39,386
Revolving loans amortized cost basis	30,853	24,963
Revolving loans converted to term loans amortized cost basis	14,792	14,806
Total	211,705	165,775
Other
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	1,410,410	1,045,121
Other | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	551,560	400,482
Financing receivable, year 2	190,786	143,336
Financing receivable, year 3	108,148	85,496
Financing receivable, year 4	48,867	40,445
Financing receivable, year 5	19,875	35,346
Financing receivable, >5 years	80,252	0
Revolving loans amortized cost basis	410,922	340,016
Revolving loans converted to term loans amortized cost basis	0	0
Total	1,410,410	1,045,121
Other | Accrual | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	549,274	398,744
Financing receivable, year 2	187,638	136,317
Financing receivable, year 3	106,522	83,278
Financing receivable, year 4	47,235	38,609
Financing receivable, year 5	17,832	32,934
Financing receivable, >5 years	75,726	0
Revolving loans amortized cost basis	396,334	328,621
Revolving loans converted to term loans amortized cost basis	0	0
Total	1,380,561	1,018,503
Other | Nonaccrual | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	2,286	1,738
Financing receivable, year 2	3,148	7,019
Financing receivable, year 3	1,626	2,218
Financing receivable, year 4	1,632	1,836
Financing receivable, year 5	2,043	2,412
Financing receivable, >5 years	4,526	0
Revolving loans amortized cost basis	14,588	11,395
Revolving loans converted to term loans amortized cost basis	0	0
Total	¥ 29,849	¥ 26,618